Taxation - Summary of Amount and Per Share Effect of Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Effect Of Tax Holiday Period [Abstract]
Effects of tax holiday on assessable profit of certain subsidiaries	¥ 0	¥ 34	¥ 214
Per ordinary share effect—basic	¥ 0	¥ 0.01	¥ 0.06
Per ordinary share effect—diluted	¥ 0	¥ 0.01	¥ 0.06